Liquidity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liquidity [Abstract]
Net loss from continuing operations	$ (2,557,110)	$ (3,389,942)	$ (1,405,651)
Operating activities from continuing operations	(1,074,579)	(1,564,728)	$ (1,320,951)
Cash balance	6,911,592	1,301,124
Working capital	39,449,021
Restricted cash in banks	15,233,933
Short-term investments	8,610,796
Loans receivable from third parties	5,952,223
Operating expenses	1,850,000
Financial guarantee and consulting services	$ 7,790,000